Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD Derivative	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Derivative
Schedule of Investments [Line Items]
Fair Value of Long-term debt	CAD 6,939,000,000		CAD 5,572,000,000
Long-term debt	5,759,000,000		4,839,000,000				$ 4,047	$ 3,527
Total impairment charge			CAD 435,000,000		CAD 265,000,000
Repayment of a capital lease due in January 2014	8,000,000
Settlement of foreign exchange forward on long-term debt	CAD (17,000,000)
Unrealized gain (loss) derived from foreign exchange forward contract | $				$ 18		$ (4)
Combined realized and unrealized foreign exchange gain (loss ) | $		$ 3
6.500% 10-year Notes [Member]
Schedule of Investments [Line Items]
Debt instrument interest rate	6.50%						6.50%
Maturity	2018-05	2018-05
7.250% Notes due in May 2019 [Member]
Schedule of Investments [Line Items]
Debt instrument interest rate	7.25%						7.25%
Maturity	2019-05	2019-05
Forward Starting Interest Rate Swaps [Member]
Schedule of Investments [Line Items]
Floating-to-fixed interest rate swap agreements	CAD 1,400,000,000
Interest Rate Swaps [Member]
Schedule of Investments [Line Items]
Notional amount of interest rate swaps | $							$ 600
Number of outstanding interest rate swaps | Derivative			0					0
Treasury rate locks [Member]
Schedule of Investments [Line Items]
Unamortized losses related to interest rate locks accounted as cash flow hedges	21,000,000		CAD 22,000,000
Foreign Exchange Forward [Member]
Schedule of Investments [Line Items]
Unrealized gain (loss) derived from foreign exchange forward contract			25,000,000
Foreign Exchange Forward [Member] | 6.50% Notes due in May 2018 and 7.25% Notes due in May 2019 [Member]
Schedule of Investments [Line Items]
Settlement of foreign exchange forward on long-term debt	17,000,000
Accumulated Other Comprehensive Income (Loss) [Member] | Forward Starting Interest Rate Swaps [Member]
Schedule of Investments [Line Items]
Gain(loss) on effective portion of derivative instrument designated as hedge	(46,000,000)
Accumulated Other Comprehensive Income (Loss) [Member] | Foreign Exchange Forward [Member]
Schedule of Investments [Line Items]
Unrealized gain (loss) derived from foreign exchange forward contract	3,000,000		5,000,000
Accumulated Other Comprehensive Income (Loss) [Member] | Accounts Payable and Accrued Liabilities [Member] | Forward Starting Interest Rate Swaps [Member]
Schedule of Investments [Line Items]
Gain(loss) on effective portion of derivative instrument designated as hedge	(21,000,000)
Accumulated Other Comprehensive Income (Loss) [Member] | Other Long-Term Liabilities [Member] | Forward Starting Interest Rate Swaps [Member]
Schedule of Investments [Line Items]
Gain(loss) on effective portion of derivative instrument designated as hedge	(25,000,000)
Retained Earnings [Member] | Foreign Exchange Forward [Member]
Schedule of Investments [Line Items]
Unrealized gain (loss) derived from foreign exchange forward contract	14,000,000		20,000,000
Other Current Assets [Member] | Foreign Exchange Forward [Member]
Schedule of Investments [Line Items]
Unrealized gain (loss) derived from foreign exchange forward contract			6,000,000
Other Assets [Member] | Foreign Exchange Forward [Member]
Schedule of Investments [Line Items]
Unrealized gain (loss) derived from foreign exchange forward contract			19,000,000
Net Investment Hedging [Member]
Schedule of Investments [Line Items]
Gain(loss) on effective portion of derivative instrument designated as hedge	(319,000,000)		(217,000,000)		69,000,000
Amount of ineffectiveness on net investment hedges			0		0
Non Financial Assets [Member]
Schedule of Investments [Line Items]
Total impairment charge			434,000,000		CAD 265,000,000
Carrying Value Disclosure [Member]
Schedule of Investments [Line Items]
Long-term debt	CAD 5,759,000,000		CAD 4,839,000,000